Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax
Schedule of components of income before income taxes

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cayman Islands	(42,287)	(75,926)	(29,736)
Hong Kong	59,675	68,578	(47,456)
PRC, excluding Hong Kong	178,551	179,803	1,930
Italy	229	20,012	(7,104)
Others	106	630	1,552
	196,274	193,097	(80,814)

Schedule of current and deferred portions of income tax (benefits) expenses included in the consolidated statements of comprehensive income

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax expenses	48,019	87,197	9,073
Deferred tax benefits	(7,291)	(55,771)	(2,470)
Income tax expenses	40,728	31,426	6,603

Schedule of reconciliation of income tax rate

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Increase (decrease) in effective income tax rate resulting from
Entities not subject to income tax	5.39%	9.83%	(12.32)%
Effect of PRC preferential tax rates and tax holiday	—	—	(18.79)%
Tax rate differential	(2.60)%	(2.83)%	2.21%
Share-based compensation	3.01%	1.11%	(2.19)%
Non-deductive expense without tax invoice	0.76%	2.08%	(1.09)%
R&D surplus deduction	(7.78)%	(5.41)%	7.97%
Others	(5.50)%	(5.12)%	2.93%
Change in valuation allowance	2.47%	(8.38)%	(11.89)%
Effective income tax rate	20.75%	16.28%	(8.17)%

Schedule of deferred tax assets

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Inventory write-down	6,914	23,040
Net operating loss carry forwards	88,481	53,115
Advertisement expenses	4,933	1,362
Deferred revenue	4,126	—
Allowance for doubtful accounts	2,183	14,983
Lease liability	39,431	26,226
Valuation allowance	—	(9,604)
Total deferred tax assets, net	146,068	109,122

Deferred tax liabilities
Intangible assets	1,715	—
Right of use assets	39,431	26,226
Total deferred tax liabilities	41,146	26,226
Net deferred tax assets	106,637	82,896
Net deferred tax liabilities	1,715	—

Schedule of changes in valuation allowance

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	14,999	19,851	—
Additions	10,875	—	9,604
Reversals	(6,023)	(19,851)	—
Balance at the end of the year	19,851	—	9,604